Basic and diluted net earnings per share	12 Months Ended
Dec. 31, 2016
Earnings Per Share, Basic and Diluted [Abstract]
Basic and diluted net earnings per share
Basic and diluted net earnings per share
Basic and diluted earnings per share have been calculated on the basis of net earnings attributable to the common shareholders of the Company and the weighted average number of common shares and subscription receipts outstanding (note 15 (a)(ii)). Diluted net earnings per share is computed using the weighted-average number of common shares, subscription receipts outstanding, additional shares issued subsequent to year-end under the dividend reinvestment plan, PSUs and DSUs outstanding during the year and, if dilutive, potential incremental common shares resulting from the application of the treasury stock method to outstanding share options.
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted earnings per share are as follows:

	2016	2015
Net earnings attributable to shareholders of APUC	$130,924	$117,480
Series A Preferred shares dividend	5,400	5,400
Series D Preferred shares dividend	5,000	5,000
Net earnings attributable to common shareholders of APUC	$120,524	$107,080
Discontinued operations	—	(1,032)
Net earnings attributable to common shareholders of APUC from continuing operations – Basic and Diluted	$120,524	$108,112
Weighted average number of shares
Basic	271,832,430	253,172,088
Effect of dilutive securities	2,244,602	3,344,632
Diluted	274,077,032	256,516,720

The shares potentially issuable as a result of 1,665,131 share options (2015 - 1,627,525) are excluded from this calculation as they are anti-dilutive.

21.	Basic and diluted net earnings per share (continued)
The convertible debentures (note 14) are convertible into common shares at any time after the Final Instalment Date, but prior to maturity or redemption by the Company. As the Final Instalment Date occurred subsequent to year-end, on February 2, 2017, the contingency had not been met on December 31, 2016 and as such, the shares issuable upon conversion of the convertible debentures are not included in diluted earnings per share above. Beginning February 2, 2017, assuming full payment of the final instalment, 108,490,566 common shares will be included as a component of the Company’s diluted EPS. As at March 1, 2017, a total of 107,517,895 common shares of the company were issued, representing conversion into common shares of more than 99.1% of the convertible debentures.